Derivative Instruments (Schedule of derivative contracts on consolidated statements of operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Financial and other expenses, net	$ 0	$ 0	$ (498)
Cost of revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial and other expenses, net	$ (452)	$ (123)	$ (901)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Revenue	Cost of Revenue	Cost of Revenue
Research and development, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial and other expenses, net	$ (1,394)	$ (215)	$ (1,544)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Expenses	Other Expenses	Other Expenses
Sales and marketing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial and other expenses, net	$ (435)	$ (76)	$ (443)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling and Marketing Expense	Selling and Marketing Expense	Selling and Marketing Expense
General and administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial and other expenses, net	$ (580)	$ (106)	$ (721)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense